CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 5,941	$ 252,249	$ 310
Grant receivable			223,540
Due from related party	23,969	15,491
Due from officers		7,714
Inventory	1,154,190	678,123	308,662
Prepaid expenses	26,342	17,675	211,717
Total current assets	1,210,442	971,252	744,229
Other assets:
Patent and trademark costs, net	1,366,184	1,387,104	1,467,623
Office furniture and fixtures, net	6,488	7,862
Deferred private placement costs	46,875		587,133
Deferred debt issuance costs, net	8,464	22,405
Deposits			1,535
Total other assets	1,428,011	1,417,371	2,056,291
Total assets	2,638,453	2,388,623	2,800,520
Current liabilities:
Demand bank loans	174,925	174,925	174,925
Accounts payable	1,308,138	1,064,892	2,900,684
Accrued interest payable to related parties	3,719	21,502	190,977
Accrued expenses	554,412	545,578	227,724
Deferred grant revenue			223,540
Notes payable to shareholders, net of unamortized discount		25,000	1,095,643
Notes payable	623,000	400,000
Convertible notes, net of unamortized discount	1,551,054	641,886
Due to related party			6,942
Due to officers	50,206		3,200
Total current liabilities	4,265,454	2,873,783	4,823,635
Long term notes payable to shareholders, net of unamortized discount		140,000	65,557
Long term portion of notes payable		37,000
Convertible notes, net of unamortized discount	77,720
Warrant liability	653,933	550,000
Total liabilities	4,997,107	3,600,783	4,889,192
Commitments and contingencies
Shareholders' deficit
Preferred shares 10,000,000 authorized: $.00001 par value: 0 shares issued and outstanding
Common shares 300,000,000 authorized: $.00001 par value	312	273
Capital in excess of par value	7,112,246	5,822,882	3,598,856
Accumulated deficit	(9,471,212)	(7,041,297)	(5,687,394)
Non-controlling interest - consolidated subsidiary		5,982	(134)
Total shareholders' deficit	(2,358,654)	(1,212,160)	(2,088,672)
Total liabilities and shareholders' deficit	$ 2,638,453	$ 2,388,623	$ 2,800,520